Historic Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total collaboration revenue	$ 227	$ 105	$ 270	$ 131	$ 819	$ 1,041
Crestor | Initial Collaboration Revenue | Spain
Revenues
Total collaboration revenue						61
Crestor | Ongoing Collaboration Revenue | Spain
Revenues
Total collaboration revenue					39
Lynparza | Ongoing Collaboration Revenue | Regulatory milestones
Revenues
Total collaboration revenue			135	60	60	140
Lynparza | Ongoing Collaboration Revenue | Sales milestones
Revenues
Total collaboration revenue					450	250
Lynparza/Selumetinb | Ongoing Collaboration Revenue | Option payments
Revenues
Total collaboration revenue					100	400
Enhertu | Ongoing Collaboration Revenue | Profit share
Revenues
Total collaboration revenue			36
Roxadustat | Ongoing Collaboration Revenue | Profit share
Revenues
Total collaboration revenue			11
Royal income | Ongoing Collaboration Revenue
Revenues
Total collaboration revenue			34	32	62	49
Other Collaboration Revenue
Revenues
Total collaboration revenue			$ 54	$ 39	$ 108	$ 141